Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000244082 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244082 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244082 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244082 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244082 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244082 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244082 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244082 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244082 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244082 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244082 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	99.50%
C000244082 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.50%
C000244082 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244082 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244082 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244082 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244082 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244082 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244082 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244082 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000244082 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000244082 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000244083 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244083 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244083 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244083 | 26142V105 | DraftKings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244083 | 165167735 | Expand Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244083 | G8068L108 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244083 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244083 | H5919C104 | On Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244083 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244083 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244083 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244083 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000244083 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244083 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000244083 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000244083 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244083 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244083 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244083 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244083 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.40%
C000244083 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	7.60%
C000244085 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244085 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244085 | H5919C104 | On Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244085 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244085 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244085 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244085 | 743606105 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244085 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244085 | 410867105 | Hanover Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244085 | 398905109 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244085 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.10%
C000244085 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244085 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244085 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000244085 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244085 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244085 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244085 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244085 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244085 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244085 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244085 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000244085 | Consumer Staples07831C103
Holdings [Line Items]
Percent of Total Investments	99.90%
C000244084 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244084 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244084 | H5919C104 | On Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244084 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244084 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244084 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244084 | 743606105 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244084 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244084 | 410867105 | Hanover Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244084 | 398905109 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244084 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.10%
C000244084 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244084 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244084 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000244084 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244084 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244084 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244084 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244084 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244084 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244084 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000244084 | Consumer Staples07831C103
Holdings [Line Items]
Percent of Total Investments	99.90%
C000252100 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000252100 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252100 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000252100 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000252100 | 436893200 | Home BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000252100 | 824889109 | Shoe Carnival, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000252100 | 402635502 | Gulfport Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000252100 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000252100 | 297602104 | Ethan Allen Interiors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000252100 | 8676EP108 | SunOpta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000252100 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.40%
C000252100 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000252100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000252100 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000252100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000252100 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000252100 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000252100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000252100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000252100 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000252100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000252100 | Consumer Discretionary12008R107
Holdings [Line Items]
Percent of Total Investments	97.60%
C000244086 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244086 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244086 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244086 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244086 | 436893200 | Home BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244086 | 824889109 | Shoe Carnival, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244086 | 402635502 | Gulfport Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244086 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244086 | 297602104 | Ethan Allen Interiors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244086 | 8676EP108 | SunOpta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244086 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244086 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000244086 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244086 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244086 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244086 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244086 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244086 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000244086 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244086 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244086 | Consumer Discretionary12008R107
Holdings [Line Items]
Percent of Total Investments	97.60%